REVENUE - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues			36.00%
Total revenues	$ 30,541	$ 25,972	$ 59,756	$ 52,664
Advertising and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 4,376	3,484	$ 8,259	6,552
Advertising and other | Reclassification Between Performance Marketing And Advertising And Other Revenues
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues		$ 753		$ 1,452
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	41.00%	55.00%	47.00%	57.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	28.00%	14.00%	21.00%	13.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	31.00%	31.00%	32.00%	30.00%
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	31.00%	50.00%		49.00%
Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues		18.00%		14.00%